Financial Instruments - Market Risks (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FEMSA Entity Excluding Coca-Cola FEMSA | Cross-currency swaps | MXN/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from increase in exchange rate	$ 0	$ 0	$ 0
Effect on equity from decrease in exchange rate	0	0	0
Effect on profit or loss from increase in exchange rate	1,443	2,424	1,796
Effect on profit or loss from decrease in exchange rate	(1,443)	2,424	1,796
FEMSA Entity Excluding Coca-Cola FEMSA | Cross-currency swaps | BRL/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from increase in exchange rate	0	0	0
Effect on equity from decrease in exchange rate	0	0	0
Effect on profit or loss from increase in exchange rate	227	163	34
Effect on profit or loss from decrease in exchange rate	227	163	34
FEMSA Entity Excluding Coca-Cola FEMSA | Cross-currency swaps | COP/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from increase in exchange rate	0	0	0
Effect on equity from decrease in exchange rate	0	0	0
Effect on profit or loss from increase in exchange rate	506	434	425
Effect on profit or loss from decrease in exchange rate	506	434	425
FEMSA Entity Excluding Coca-Cola FEMSA | Cross-currency swaps | EUR/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from increase in exchange rate	0
Effect on equity from decrease in exchange rate	0
Effect on profit or loss from increase in exchange rate	848
Effect on profit or loss from decrease in exchange rate	848
FEMSA Entity Excluding Coca-Cola FEMSA | Cross-currency swaps | PEN/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from increase in exchange rate	0	0
Effect on equity from decrease in exchange rate	0	0
Effect on profit or loss from increase in exchange rate	22	16
Effect on profit or loss from decrease in exchange rate	22	16
FEMSA Entity Excluding Coca-Cola FEMSA | Cross-currency swaps | CLP/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from increase in exchange rate	0		0
Effect on equity from decrease in exchange rate	0		0
Effect on profit or loss from increase in exchange rate	602		678
Effect on profit or loss from decrease in exchange rate	602		678
FEMSA Entity Excluding Coca-Cola FEMSA | Net Cash In Foreign Currency | EUR/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit or loss from increase in exchange rate	4,880	14,855	14,617
Effect on profit or loss from decrease in exchange rate	4,880	14,855	14,617
Coca-Cola FEMSA | Cross-currency swaps | MXN/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from increase in exchange rate	1,758	1,863	1,314
Effect on equity from decrease in exchange rate	(1,758)	(1,863)	(1,314)
Effect on profit or loss from increase in exchange rate	0	0	0
Effect on profit or loss from decrease in exchange rate	0	0	0
Coca-Cola FEMSA | Cross-currency swaps | BRL/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from increase in exchange rate	1,209	2,187	1,683
Effect on equity from decrease in exchange rate	(1,209)	(2,187)	(1,683)
Effect on profit or loss from increase in exchange rate	0	0	0
Effect on profit or loss from decrease in exchange rate	0	0	0
Coca-Cola FEMSA | Cross-currency swaps | EUR/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from increase in exchange rate			0
Effect on equity from decrease in exchange rate			0
Effect on profit or loss from increase in exchange rate			742
Effect on profit or loss from decrease in exchange rate			742
Coca-Cola FEMSA | Cross-currency swaps | CLP/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from increase in exchange rate		0
Effect on equity from decrease in exchange rate		0
Effect on profit or loss from increase in exchange rate		709
Effect on profit or loss from decrease in exchange rate		709
Coca-Cola FEMSA | Net Cash In Foreign Currency | U.S. dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on profit or loss from increase in exchange rate	0	1,397	1,797
Effect on profit or loss from decrease in exchange rate	0	1,397	1,797
Commodity price risk | Coca-Cola FEMSA | Commodity price contracts | Sugar Price Contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from change in commodity price	(809)	(1,578)	(765)
Commodity price risk | Coca-Cola FEMSA | Commodity price contracts | Aluminum price contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from change in commodity price	(248)	(189)	(2,812)
Currency risk | FEMSA Entity Excluding Coca-Cola FEMSA | Foreign exchange forward contracts | MXN/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from increase in exchange rate	0	15	9
Effect on equity from decrease in exchange rate	0	(15)	(9)
Currency risk | FEMSA Entity Excluding Coca-Cola FEMSA | Foreign exchange forward contracts | CHF/EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from increase in exchange rate	85	125	78
Effect on equity from decrease in exchange rate	(85)	(125)	(78)
Currency risk | FEMSA Entity Excluding Coca-Cola FEMSA | Foreign exchange forward contracts | CHF/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from increase in exchange rate		7
Effect on equity from decrease in exchange rate		(7)
Currency risk | FEMSA Entity Excluding Coca-Cola FEMSA | Foreign exchange forward contracts | EUR/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from increase in exchange rate			(6)
Effect on equity from decrease in exchange rate			6
Currency risk | Coca-Cola FEMSA | Foreign exchange forward contracts | MXN/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from increase in exchange rate	565	183	465
Effect on equity from decrease in exchange rate	(565)	(183)	(465)
Currency risk | Coca-Cola FEMSA | Foreign exchange forward contracts | BRL/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from increase in exchange rate	194	50	521
Effect on equity from decrease in exchange rate	(194)	(50)	(521)
Currency risk | Coca-Cola FEMSA | Foreign exchange forward contracts | COP/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from increase in exchange rate	91	34	225
Effect on equity from decrease in exchange rate	(91)	(34)	(225)
Currency risk | Coca-Cola FEMSA | Foreign exchange forward contracts | ARS/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from increase in exchange rate	40	11	685
Effect on equity from decrease in exchange rate	(40)	(11)	(685)
Currency risk | Coca-Cola FEMSA | Foreign exchange forward contracts | UYU/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from increase in exchange rate	25	13	20
Effect on equity from decrease in exchange rate	(25)	(13)	(20)
Currency risk | Coca-Cola FEMSA | Foreign exchange forward contracts | CRC/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity from increase in exchange rate	10	14	15
Effect on equity from decrease in exchange rate	(10)	(14)	(15)
Currency risk | Coca-Cola FEMSA | Options To Purchase Foreign Currency | MXN/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity to purchase foreign currency	(168)	(136)	0
Currency risk | Coca-Cola FEMSA | Options To Purchase Foreign Currency | BRL/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity to purchase foreign currency	$ 0	(119)	0
Currency risk | Coca-Cola FEMSA | Options To Purchase Foreign Currency | COP/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on equity to purchase foreign currency		$ (7)	$ (54)	$ 0